STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Loss Per Share Dilutive Effect

The following outstanding instruments could have a dilutive effect in the future:

	June 30, 2019	June 30 2018
	(unaudited)	(unaudited)
Warrants	4,396,366	2,196,700
Stock options	1,241,514	370,600
Total	5,637,880	2,567,300

Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options and stock warrants

Transactions involving our stock options for the year to date period ending June 30, 2019 are summarized as follows:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term ( Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	547,662	$5.27	2.7	$—
Granted (weighted-average fair value of $2.21 per share)	696,252	3.45	3.0	842,465
Exercised	—	—	—	—
Forfeited	(2,400)	13.50	—	—
Outstanding — June 30, 2019	1,241,514	4.24	2.3	521,436
Vested (exercisable) — June 30, 2019	348,933	6.15	2.3	—
Expected to vest after June 30, 2019 (unexercisable)	892,581	$3.49	2.3	$1,044,320

Transactions involving our stock options for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	414,300	$6.65	575,800	$6.97
Granted during the period	480,236	3.57	—	—
Exercised during the period	—	—	—	—
Forfeited during the period	(366,874)	4.84	(161,500)	7.26
Outstanding, end of the period	537,662	$5.94	414,300	$6.97

Exercisable at the end of the period	331,993	6.8	288,630	6.65

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options and stock warrants

Transactions involving our stock warrants for the year to date period ended June 30, 2019 include the following:

	Number of Shares	Weighted Average Strike Price/Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding — December 31, 2018	4,325,423	$3.77	2.9	$3,849,626
Granted	399,610	4.81	5.0	—
Exercised	(328,667)	3.49	0.3	384,540
Forfeited	—		—	—
Outstanding — June 30, 2019	4,396,366	3.90	2.7	3,341,238
Vested (exercisable) — June 30, 2019	4,096,366	3.83	2.6	3,399,984
Expected to vest after June 30, 2019 (unexercisable)	300,000	$5.00	4.8	$—

Transactions involving our stock warrants for the years ended December 31, 2018 and 2017, respectively, are summarized as follows:

	2018		2017
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number	Price	Number	Price
Outstanding, beginning of the period	2,485,005	$5.09	2,976,863	$6.45
Granted during the period	2,162,058	3.00	2,121,433	3.73
Exercised during the period	(95,238)	2.25	(428,469)	3
Forfeited during the period	(226,402)	6.95	(2,184,822)	6.04
Outstanding, end of the period	4,325,423	5.05	2,485,005	5.09

Exercisable at the end of the period	4,325,423	5.05	2,485,005	5.09

Schedule of Fair Value of Warrant Weighted Average Assumptions

The fair value of each warrant grant was estimated on the date of grant using Black-Scholes with the following weighted average assumptions:

Expected life (years)	1 - 7
Risk-free interest rate	1.31% - 2.3%
Volatility	100% - 167%
Dividend yield	0